Income Tax Expense - Schedule of the major foreign jurisdictions where there is no tax holiday (Details) - The Flash Business of Western Digital Corporation [Member]	12 Months Ended
Jun. 28, 2024
China (calendar) | Maximum [Member]
Income Tax Expense [Line Items]
Income Tax Examination, Year under Examination	2023
China (calendar) | Minimum [Member]
Income Tax Expense [Line Items]
Income Tax Examination, Year under Examination	2014
Ireland (fiscal) | Maximum [Member]
Income Tax Expense [Line Items]
Income Tax Examination, Year under Examination	2023
Ireland (fiscal) | Minimum [Member]
Income Tax Expense [Line Items]
Income Tax Examination, Year under Examination	2020
India (fiscal) | Maximum [Member]
Income Tax Expense [Line Items]
Income Tax Examination, Year under Examination	2023
India (fiscal) | Minimum [Member]
Income Tax Expense [Line Items]
Income Tax Examination, Year under Examination	2009
Israel (fiscal) | Maximum [Member]
Income Tax Expense [Line Items]
Income Tax Examination, Year under Examination	2023
Israel (fiscal) | Minimum [Member]
Income Tax Expense [Line Items]
Income Tax Examination, Year under Examination	2014
Japan (fiscal) | Maximum [Member]
Income Tax Expense [Line Items]
Income Tax Examination, Year under Examination	2023
Japan (fiscal) | Minimum [Member]
Income Tax Expense [Line Items]
Income Tax Examination, Year under Examination	2017
Malaysia (fiscal) | Maximum [Member]
Income Tax Expense [Line Items]
Income Tax Examination, Year under Examination	2023
Malaysia (fiscal) | Minimum [Member]
Income Tax Expense [Line Items]
Income Tax Examination, Year under Examination	2017
Singapore (fiscal) | Maximum [Member]
Income Tax Expense [Line Items]
Income Tax Examination, Year under Examination	2023
Singapore (fiscal) | Minimum [Member]
Income Tax Expense [Line Items]
Income Tax Examination, Year under Examination	2020
United Kingdom (fiscal) | Maximum [Member]
Income Tax Expense [Line Items]
Income Tax Examination, Year under Examination	2023
United Kingdom (fiscal) | Minimum [Member]
Income Tax Expense [Line Items]
Income Tax Examination, Year under Examination	2022